Cover	Oct. 09, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed for the purpose of amending the Current Report on Form 8-K filed by Hong Yuan Holding Group, a Nevada corporation (the “Company”), with the Securities and Exchange Commission (the “SEC”) on January 7, 2026 (the “Original Form 8-K”). In the Original Form 8-K, the Company disclosed the Report Date on the facing page as January 7, 2026. This was an inadvertent error. The correct date set forth in this Amendment is October 9, 2025. Except as set forth herein, the Original Form 8-K remains unchanged.
Document Period End Date	Oct. 09, 2025
Entity File Number	000-56252
Entity Registrant Name	HONG YUAN HOLDING GROUP
Entity Central Index Key	0001324759
Entity Tax Identification Number	91-2154289
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 2103
Entity Address, Address Line Two	21F, No.368, Tianfu 2nd Street
Entity Address, Address Line Three	Wuhou District
Entity Address, City or Town	Chengdu
Entity Address, Country	CN
Entity Address, Postal Zip Code	610094
City Area Code	+86
Local Phone Number	1938218578
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	HGYN
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false